Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 191.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 18.4%
Brooks Automation 7.355% (TSFR6M + 5.600%) due 02/01/2030 ~		$700	$621
Carnival Corp. 6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		462	407
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		523	514
10.602% due 04/29/2027		2,877	2,829
14.077% due 04/28/2028		6,603	6,141
Forbes Energy Services LLC
7.000% due 12/31/2022 «		65	0
11.000% due 12/30/2022 «		1	0
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		2,673	2,634
11.408% due 10/18/2027	CAD	585	417
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		$2,609	1,790
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		1,317	1,239
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		28	18
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		188	96
NAC Aviation 29 DAC TBD% due 03/31/2026 «		1,000	544
Poseidon Bidco TBD% due 07/14/2028 «	EUR	2,400	2,235
Promotora de Informaciones SA
5.250% (EUR006M + 5.250%) due 12/31/2026 ~		3,792	3,340
9.000% (EUR006M + 8.000%) due 06/30/2027 ~		1,222	1,072
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$16	14
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		84	84
Softbank Vision Fund 5.000% due 12/21/2025 «		1,785	1,780
Steenbok Lux Finco 2 SARL 2.250% (LIBOR06M) due 12/31/2022 ~	EUR	4,416	2,372
Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK) 8.100% (EUR006M) due 12/29/2022 ~(b)		579	575
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(b)		4,748	2,907
Syniverse Holdings, Inc. 10.553% due 05/13/2027		$3,713	3,214
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,657	1,522
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		7	4
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		17	15

Total Loan Participations and Assignments (Cost $46,879)			36,384

CORPORATE BONDS & NOTES 52.4%
BANKING & FINANCE 14.4%
ADLER Group SA 1.875% due 01/14/2026	EUR	200	102
Ally Financial, Inc. 8.000% due 11/01/2031		$1	1
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		2,400	1,919
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	400	318
2.625% due 04/28/2025 (l)		2,100	1,770
3.625% due 09/24/2024 (l)		1,300	1,161
5.375% due 01/18/2028 •(l)		400	210
8.000% due 01/22/2030 •(l)		1,304	716
8.500% due 09/10/2030 •(l)		400	225
10.500% due 07/23/2029 (l)		1,360	799
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	93

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Barclays PLC 7.125% due 06/15/2025 •(h)(i)(l)	GBP	900	873
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	600	130
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025 (l)		$1,000	336
6.150% due 09/17/2025 (l)		200	71
Credit Suisse Group AG
6.373% due 07/15/2026 •(l)		1,500	1,451
6.375% due 08/21/2026 •(h)(i)(l)		600	438
6.442% due 08/11/2028 •(l)		3,050	2,840
6.537% due 08/12/2033 •(l)		1,350	1,215
Essential Properties LP 2.950% due 07/15/2031 (l)		100	73
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		2,400	2,209
GLP Capital LP 3.250% due 01/15/2032		100	75
Huarong Finance Co. Ltd.
4.500% due 05/29/2029 (l)		2,000	1,415
4.625% due 06/03/2026		200	168
4.750% due 04/27/2027		200	158
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		2,600	2,822
UniCredit SpA 7.830% due 12/04/2023 (l)		2,240	2,259
Uniti Group LP
6.000% due 01/15/2030 (l)		2,738	1,744
7.875% due 02/15/2025 (l)		754	737
VICI Properties LP
4.500% due 09/01/2026 (l)		350	320
5.750% due 02/01/2027 (l)		2,000	1,889

			28,537

INDUSTRIALS 32.0%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (l)	GBP	2,500	2,388
Air Canada Pass-Through Trust 3.600% due 09/15/2028 (l)		$1,878	1,675
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (l)		149	129
3.350% due 04/15/2031 (l)		940	822
3.700% due 04/01/2028 (l)		1,441	1,229
Boeing Co.
5.705% due 05/01/2040 (l)		1,400	1,226
6.125% due 02/15/2033 (l)		716	687
Broadcom, Inc. 3.419% due 04/15/2033		100	77
Carvana Co. 10.250% due 05/01/2030 (l)		900	602
CDW LLC 3.569% due 12/01/2031 (l)		700	546
Cellnex Finance Co. SA 3.875% due 07/07/2041 (l)		1,400	878
CGG SA
7.750% due 04/01/2027 (l)	EUR	416	347
8.750% due 04/01/2027 (l)		$4,612	3,880
Charter Communications Operating LLC
3.900% due 06/01/2052 (l)		1,400	870
4.400% due 12/01/2061 (l)		2,700	1,727
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		294	255
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		606	641
Exela Intermediate LLC 11.500% due 07/15/2026		48	14
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		1,710	829
HF Sinclair Corp. 4.500% due 10/01/2030 (l)		3,155	2,709
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		7,256	6,187
Las Vegas Sands Corp. 3.200% due 08/08/2024 (l)		100	94
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		6,000	4,869
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		54	60
Oracle Corp.
3.850% due 04/01/2060 (l)		200	121
4.100% due 03/25/2061 (j)(l)		1,000	632
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,938	1,340
6.750% due 09/21/2047 (l)		$2,350	1,314

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Prosus NV
1.985% due 07/13/2033 (l)	EUR	500	303
3.061% due 07/13/2031 (l)		$1,100	757
3.680% due 01/21/2030 (l)		2,900	2,176
Sands China Ltd.
2.800% due 03/08/2027 (l)		400	318
3.350% due 03/08/2029		400	298
3.750% due 08/08/2031 (l)		200	144
4.300% due 01/08/2026 (l)		400	341
4.875% due 06/18/2030 (l)		200	157
5.625% due 08/08/2025 (l)		200	182
5.900% due 08/08/2028 (l)		2,998	2,527
Schenck Process Holding GmbH 6.875% due 06/15/2023 (l)	EUR	200	194
Studio City Finance Ltd. 5.000% due 01/15/2029 (l)		$400	178
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		758	663
5.750% due 09/30/2039		1,948	1,798
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		45	42
Transocean, Inc.
7.250% due 11/01/2025 (l)		120	92
8.000% due 02/01/2027		38	27
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027 (l)		95	85
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		4,154	1,936
United Airlines Pass-Through Trust 4.150% due 02/25/2033		77	70
Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (b)(l)		1,960	1,933
8.250% due 04/30/2028 (b)		9	9
Vale SA 0.000% due 12/29/2049 «~(h)	BRL	50,000	3,309
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		$100	104
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(l)		10,641	9,683

			63,474

UTILITIES 6.0%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		2,335	519
FEL Energy SARL 5.750% due 12/01/2040 (l)		1,224	841
NGD Holdings BV 6.750% due 12/31/2026 (l)		1,479	623
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		69	68
Oi SA 10.000% due 07/27/2025 (l)		3,220	953
Pacific Gas & Electric Co.
3.750% due 08/15/2042		100	64
3.950% due 12/01/2047 (l)		300	191
4.000% due 12/01/2046 (l)		200	128
4.200% due 03/01/2029 (l)		1,300	1,105
4.200% due 06/01/2041 (l)		200	138
4.300% due 03/15/2045 (l)		950	633
4.450% due 04/15/2042		220	156
4.500% due 07/01/2040 (l)		708	517
4.550% due 07/01/2030 (l)		1,104	947
4.600% due 06/15/2043		100	71
4.750% due 02/15/2044 (l)		2,296	1,649
4.950% due 07/01/2050 (l)		765	562
Peru LNG SRL 5.375% due 03/22/2030 (l)		2,800	2,213
Rio Oil Finance Trust 9.250% due 07/06/2024 (l)		261	264
Southern California Edison Co. 4.875% due 03/01/2049 (l)		100	84
Transocean Poseidon Ltd. 6.875% due 02/01/2027		53	48

			11,774

Total Corporate Bonds & Notes (Cost $138,383)			103,785

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	700	161

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Total Convertible Bonds & Notes (Cost $818)		161

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	$90	78
3.487% due 06/01/2036	1,000	801
3.850% due 06/01/2050	1,000	869

		1,748

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	50	50
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	15	15

		65

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	1,151	577
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (f)	91	50

		627

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	25,300	1,909

Total Municipal Bonds & Notes (Cost $5,295)		4,349

U.S. GOVERNMENT AGENCIES 56.9%
Fannie Mae
0.269% due 02/25/2052 ~(a)(l)	132,585	2,117
0.402% due 08/25/2054 ~(a)(l)	5,521	205
1.147% due 12/25/2042 ~(a)	3,133	89
2.479% due 03/01/2032 •(l)	54	53
2.500% due 12/25/2027 (a)(l)	1,031	45
2.916% due 10/25/2049 ~(a)(l)	6,208	646
2.966% due 02/25/2049 •(a)	81	9
3.000% due 06/25/2050 (a)(l)	1,217	247
3.016% due 07/25/2050 •(a)(l)	1,042	106
3.500% due 07/25/2036 (a)(l)	3,554	426
3.500% due 07/25/2042 - 12/25/2049 (a)	436	55
3.666% due 07/25/2041 ~(a)(l)	449	48
4.000% due 06/25/2050 (a)(l)	678	129
4.135% due 09/01/2028 •	2	2
4.250% due 11/25/2024 (l)	51	50
4.320% due 12/01/2028 •	11	11
4.325% due 11/01/2027 •	8	7
4.500% due 07/25/2040 (l)	395	375
4.826% due 12/25/2042 ~	18	17
4.949% due 02/25/2042 ~	277	271
5.000% due 07/25/2037 (a)	546	87
5.000% due 01/25/2038 - 07/25/2038 (l)	2,866	2,887
5.209% due 10/25/2042 ~	7	7
5.500% due 07/25/2024 - 11/25/2032	1,687	1,726
5.500% due 12/25/2034 - 04/25/2035 (l)	1,416	1,418
5.720% due 10/25/2042 ~	208	213
5.750% due 06/25/2033	12	13
5.807% due 08/25/2043	863	860
6.000% due 09/25/2031 (l)	85	87
6.000% due 01/25/2044	620	630
6.500% due 06/25/2023 - 11/01/2047	1,837	1,898
6.500% due 09/25/2031 - 04/01/2037 (l)	424	435
6.850% due 12/18/2027	4	4
7.000% due 06/18/2027 - 01/01/2047	543	564
7.000% due 02/25/2035 (l)	63	65
7.000% due 09/25/2041 ~	212	209
7.500% due 10/25/2022 - 06/25/2044	531	546
7.500% due 06/19/2041 ~	63	65
8.000% due 06/19/2041 ~	513	546
8.500% due 06/18/2027 - 06/25/2030	89	92
8.834% due 07/25/2029 •	660	708
Freddie Mac
0.000% due 05/15/2038 ~(a)(l)	2,347	73
0.323% due 11/15/2038 ~(a)(l)	9,915	342
0.416% due 08/15/2036 ~(a)(l)	1,125	26
1.965% due 11/15/2048 •(a)(l)	5,932	209
2.079% due 11/25/2045 ~(a)	5,336	453
2.262% due 12/01/2026 •	2	2

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

2.916% due 04/25/2048 - 11/25/2049 •(a)(l)	22,694	2,879
2.916% due 11/25/2049 ~(a)(l)	6,690	857
3.000% due 11/25/2050 - 01/25/2051 (a)(l)	9,787	1,618
3.066% due 05/25/2050 •(a)(l)	719	83
3.500% due 05/25/2050 (a)(l)	545	116
4.444% due 07/25/2032 ~	70	68
4.500% due 06/25/2050 (a)(l)	714	131
5.000% due 02/15/2024	1	1
5.500% due 04/01/2039 - 06/15/2041 (l)	2,355	2,428
6.000% due 12/15/2028 - 03/15/2035 (l)	851	876
6.000% due 04/15/2031 - 02/01/2034	33	34
6.500% due 09/15/2023 - 09/01/2047	1,747	1,740
6.500% due 10/15/2023 - 07/01/2037 (l)	1,500	1,553
6.500% due 09/25/2043 ~	36	37
6.900% due 09/15/2023	14	14
7.000% due 05/15/2023 - 10/25/2043	495	510
7.000% due 01/15/2024 - 01/01/2032 (l)	889	927
7.500% due 05/15/2024 - 03/01/2037 (l)	99	99
7.500% due 12/01/2025 - 02/25/2042	441	456
8.000% due 07/01/2024 - 04/15/2030	61	63
8.234% due 10/25/2029 •	650	682
10.634% due 12/25/2027 •	1,545	1,564
13.834% due 03/25/2025 •	193	193
Ginnie Mae
3.036% due 08/20/2049 - 09/20/2049 •(a)(l)	55,726	5,776
3.186% due 06/20/2047 ~(a)(l)	5,793	569
6.000% due 04/15/2029 - 12/15/2038	551	567
6.500% due 11/20/2024 - 10/20/2038	212	219
7.000% due 07/15/2025 - 06/15/2026	8	7
7.500% due 06/15/2023 - 03/15/2029	263	266
8.500% due 01/15/2023 - 02/15/2031	6	6
Ginnie Mae, TBA
4.000% due 10/01/2052	12,000	11,295
4.500% due 10/01/2052	100	96
U.S. Small Business Administration
4.625% due 02/01/2025	19	19
5.510% due 11/01/2027	88	87
5.780% due 08/01/2027	5	5
5.820% due 07/01/2027	8	8
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 03/01/2048	419	397
4.000% due 09/01/2047 (l)	5,542	5,250
4.500% due 09/01/2023 - 08/01/2041	132	128
6.000% due 12/01/2032 - 09/01/2037	1,004	1,048
6.000% due 04/01/2039 - 06/01/2040 (l)	1,240	1,307
6.500% due 09/01/2028 - 02/01/2038	772	802
8.000% due 12/01/2022 - 11/01/2031	74	75
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2052	2,400	2,089
3.500% due 09/01/2052 - 11/01/2052	46,350	41,706
4.000% due 11/01/2052	2,400	2,226
4.500% due 10/01/2052 - 11/01/2052	1,900	1,810
Vendee Mortgage Trust
6.500% due 03/15/2029	47	46
6.750% due 02/15/2026 - 06/15/2026 (l)	28	28
7.500% due 09/15/2030	917	964

Total U.S. Government Agencies (Cost $134,425)		112,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.5%
Adjustable Rate Mortgage Trust
3.315% due 08/25/2035 ~	117	113
3.561% due 07/25/2035 ~	207	192
Banc of America Mortgage Trust 2.540% due 02/25/2035 ~	5	5
Bancorp Commercial Mortgage Trust 6.568% due 08/15/2032 ~	2,267	2,251
BCAP LLC Trust 2.795% due 07/26/2036 ~	183	158
Bear Stearns ALT-A Trust 3.652% due 08/25/2036 ^~	220	122
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	159	149
5.934% due 12/11/2040 ~	597	543
Citigroup Commercial Mortgage Trust 5.692% due 12/10/2049 ~	1,095	540
Citigroup Mortgage Loan Trust 7.000% due 09/25/2033	1	1
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	1,144	196
Commercial Mortgage Trust 8.818% due 12/15/2038 •	1,380	1,327
Countrywide Alternative Loan Trust 3.504% due 07/25/2046 ^•	989	844
Countrywide Home Loan Mortgage Pass-Through Trust
2.918% due 08/25/2034 ~	168	158

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

3.724% due 03/25/2035 ~		744	636
4.954% due 03/25/2046 ^~		1,002	663
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		274	270
7.500% due 06/25/2035 ^		56	55
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		252	248
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		731	148
Eurosail PLC
3.826% due 09/13/2045 •	GBP	1,582	1,620
4.476% due 09/13/2045 •		1,130	1,143
6.076% due 09/13/2045 •		960	1,051
Freddie Mac
9.781% due 10/25/2041 ~(l)		$2,800	2,485
10.081% due 11/25/2041 •(l)		2,800	2,497
GC Pastor Hipotecario FTA 1.236% due 06/21/2046 •	EUR	879	784
GMAC Mortgage Corp. Loan Trust 3.417% due 08/19/2034 ~		$17	15
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •(l)		3,400	3,413
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		2,600	2,522
GSAA Home Equity Trust 6.000% due 04/01/2034		413	392
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,354	1,327
7.500% due 06/19/2027 ~		14	13
8.000% due 09/19/2027 ~		349	328
GSR Mortgage Loan Trust
3.414% due 12/25/2034 •		80	71
6.500% due 01/25/2034		6	6
IM Pastor Fondo de Titluzacion Hipotecaria 1.240% due 03/22/2043 •	EUR	251	215
JP Morgan Chase Commercial Mortgage Securities Trust 9.208% due 11/15/2038 •(l)		$2,200	2,055
JP Morgan Mortgage Trust
3.132% due 10/25/2036 ^~		745	635
5.500% due 06/25/2037 ^		25	25
LUXE Commercial Mortgage Trust 5.568% due 10/15/2038 •		3,016	2,811
MASTR Adjustable Rate Mortgages Trust 3.375% due 10/25/2034 ~		239	221
MASTR Alternative Loan Trust
6.250% due 07/25/2036		233	140
6.500% due 03/25/2034		482	467
7.000% due 04/25/2034		20	20
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,527	1,853
7.500% due 07/25/2035		1,280	973
MFA Trust 3.661% due 01/26/2065 ~		300	262
Morgan Stanley Re-REMIC Trust 2.738% due 12/26/2046 ~		7,292	6,364
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		545	476
7.500% due 03/25/2034 ^		1,646	1,429
7.500% due 10/25/2034 ^		1,635	1,437
Newgate Funding PLC
2.250% due 12/15/2050 ~	EUR	1,319	1,120
2.500% due 12/15/2050 ~		1,319	1,037
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,329	1,386
6.250% due 12/26/2036 ~		5,226	2,120
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		839	702
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		199	197
8.500% due 11/25/2031		639	352
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,243	1,356
WaMu Mortgage Pass-Through Certificates Trust 3.311% due 05/25/2035 ~		59	58
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		32	31
7.500% due 04/25/2033		124	115
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~		2,558	2,257

Total Non-Agency Mortgage-Backed Securities (Cost $63,155)			56,400

ASSET-BACKED SECURITIES 10.1%
Access Financial Manufactured Housing Contract Trust 7.650% due 11/15/2022		200	3

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.609% due 11/25/2032 ^•		39	1
Bear Stearns Asset-Backed Securities Trust 1.924% due 09/25/2034 •		180	173
Conseco Finance Corp. 6.530% due 02/01/2031 ~		63	56
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,422	488
Countrywide Asset-Backed Certificates Trust
3.284% due 06/25/2037 ^•(l)		1,491	1,493
3.344% due 12/25/2036 ^~(l)		2,064	1,888
3.650% due 11/25/2034 •(l)		2,297	1,805
ECAF Ltd. 4.947% due 06/15/2040		1,398	888
Elmwood CLO Ltd. 0.000% due 04/20/2034 ~		1,213	876
Encore Credit Receivables Trust 3.819% due 07/25/2035 ~		576	531
Exeter Automobile Receivables Trust 0.000% due 05/15/2031 «(f)		7	2,746
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(f)		12	996
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	241
Marlette Funding Trust
0.000% due 12/15/2028 «(f)		6	425
0.000% due 04/16/2029 «(f)		10	597
0.000% due 07/16/2029 «(f)		7	524
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		6,400	2,028
0.000% due 03/25/2038 ~		4,000	1,153
Oakwood Mortgage Investors, Inc. 3.048% due 06/15/2032 ~		2	2
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		9	5
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	1,832
0.000% due 02/16/2055 «(f)		0	833
5.950% due 02/16/2055 (l)		533	499

Total Asset-Backed Securities (Cost $38,017)			20,083

SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		647	116
1.000% due 07/09/2029		269	53
1.500% due 07/09/2035 þ		227	42
1.500% due 07/09/2035 þ(l)		904	170
1.500% due 07/09/2046 þ		115	21
3.500% due 07/09/2041 þ(l)		1,880	405
3.875% due 01/09/2038 þ(l)		4,388	1,039
Ghana Government International Bond
6.375% due 02/11/2027		323	130
7.875% due 02/11/2035 (l)		388	146
Romania Government International Bond 2.000% due 04/14/2033 (l)	EUR	7,500	4,358
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		$13	1
9.250% due 09/15/2027 ^(c)		171	14

Total Sovereign Issues (Cost $13,975)			6,495

		SHARES
COMMON STOCKS 5.7%
COMMUNICATION SERVICES 0.6%
Clear Channel Outdoor Holdings, Inc. (d)		291,816	400
iHeartMedia, Inc. 'A' (d)		68,102	499
iHeartMedia, Inc. 'B' «(d)		52,880	349

			1,248

ENERGY 0.3%
Axis Energy Services 'A' «(d)(j)		422	16
Noble Corp. PLC (d)		19,079	564

			580

FINANCIALS 1.4%
Intelsat SA «(d)(j)		98,667	2,763

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

INDUSTRIALS 3.4%
Neiman Marcus Group Ltd. LLC «(d)(j)		32,851	5,947
Syniverse Holdings, Inc. «(d)(j)		736,991	705
Westmoreland Mining Holdings «(d)(j)		70	0

			6,652

Total Common Stocks (Cost $12,474)			11,243

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		10,583	45

Total Rights (Cost $0)			45

WARRANTS 0.3%
FINANCIALS 0.1%
Intelsat Emergence SA - Exp. 02/17/2027 «		711	2
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		10,308	52

			54

INFORMATION TECHNOLOGY 0.2%
Windstream Holdings LLC - Exp. 9/21/2055 «		28,052	445

Total Warrants (Cost $2,791)			499

PREFERRED SECURITIES 5.7%
BANKING & FINANCE 5.6%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)		1,300,000	1,133
Charles Schwab Corp. 4.000% due 12/01/2030 •(h)		100,000	74
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		1,000,000	925
Nationwide Building Society 10.250% ~		36,190	4,736
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)(l)		4,760,000	4,292

			11,160

INDUSTRIALS 0.1%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(h)		139,000	131

Total Preferred Securities (Cost $16,371)			11,291

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
CBL & Associates Properties, Inc.		2,011	51
Uniti Group, Inc.		73,539	511
VICI Properties, Inc.		33,427	998

Total Real Estate Investment Trusts (Cost $970)			1,560

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.4%
REPURCHASE AGREEMENTS (k) 5.7%			11,300

ARGENTINA TREASURY BILLS 0.0%
45.769% due 12/16/2022 (f)(g)	ARS	19,085	70

U.S. TREASURY BILLS 1.7%
3.000% due 12/15/2022 (e)(f)		$3,449	3,429

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $14,806)	14,799

Total Investments in Securities (Cost $488,359)	379,892

Total Investments 191.8% (Cost $488,359)	$379,892
Financial Derivative Instruments (m)(n) 0.8%(Cost or Premiums, net $7,400)	1,601
Other Assets and Liabilities, net (92.6)%	(183,376)

Net Assets 100.0%	$198,117

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$6	$16	0.01%
Intelsat SA	06/19/2017-02/23/2022	6,775	2,763	1.39
Neiman Marcus Group Ltd. LLC	09/25/2020	1,058	5,947	3.00
Oracle Corp. 4.100% due 03/25/2061	06/17/2021-10/05/2021	1,111	632	0.32
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,822	1.42
Syniverse Holdings, Inc. 11.750%	05/12/2022	722	705	0.36
Westmoreland Mining Holdings	03/26/2019	0	0	0.00

$12,272	$12,885	6.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

NOM	2.970%	09/30/2022	10/03/2022	$11,300	U.S. Treasury Bonds 2.000% due 02/15/2050	$(11,268)	$11,300	$11,303

Total Repurchase Agreements	$(11,268)	$11,300	$11,303

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.000%	09/08/2022	03/07/2023	(1,428)	$(1,432)
BOS	3.760	09/12/2022	01/10/2023	(1,295)	(1,298)
3.930	07/28/2022	10/28/2022	(416)	(418)
BPG	4.600	09/22/2022	03/23/2023	(439)	(439)
BPS	0.750	01/10/2022	10/11/2022	(12,554)	(12,623)
1.900	04/29/2022	10/31/2022	(1,613)	(1,627)
2.500	07/08/2022	10/11/2022	(64)	(64)
2.650	07/08/2022	10/11/2022	(975)	(982)
2.850	05/30/2022	TBD(3)	GBP	(858)	(962)
3.040	08/08/2022	11/10/2022	$(330)	(331)
3.090	08/08/2022	11/10/2022	(8,074)	(8,113)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

	3.280	09/16/2022	10/17/2022		(2,896)	(2,901)
	3.350	09/26/2022	10/27/2022		(3,583)	(3,586)
	3.350	09/29/2022	10/31/2022		(217)	(217)
	3.470	08/26/2022	02/27/2023		(6,820)	(6,845)
	3.480	09/16/2022	10/17/2022		(3,103)	(3,108)
	3.550	09/13/2022	02/02/2023		(288)	(288)
	3.590	08/12/2022	02/13/2023		(248)	(249)
	3.640	08/12/2022	02/13/2023		(5,945)	(5,976)
	3.935	09/01/2022	03/01/2023		(5,606)	(5,626)
	4.030	09/07/2022	01/06/2023		(7,708)	(7,727)
	4.600	09/22/2022	03/23/2023		(604)	(605)
BRC	0.750	09/20/2022	TBD(3)	EUR	(1,080)	(1,058)
	3.380	09/16/2022	10/18/2022		$(1,378)	(1,380)
	4.240	09/07/2022	01/06/2023		(1,432)	(1,437)
BYR	3.630	09/26/2022	03/24/2023		(1,435)	(1,436)
CEW	2.400	08/05/2022	TBD(3)	GBP	(2,326)	(2,605)
CIB	2.810	07/07/2022	10/11/2022		$(2,680)	(2,698)
	2.900	09/14/2022	10/13/2022		(3,032)	(3,037)
	3.540	09/16/2022	10/17/2022		(1,273)	(1,275)
FBF	0.500	09/23/2022	TBD(3)		(573)	(573)
IND	3.710	09/15/2022	12/05/2022		(456)	(457)
JML	(0.250)	09/14/2022	TBD(3)	EUR	(758)	(742)
	0.250	09/14/2022	TBD(3)		(767)	(752)
	0.750	08/24/2022	11/24/2022		(185)	(181)
	0.750	08/30/2022	11/24/2022		(4,377)	(4,293)
	0.800	09/14/2022	TBD(3)		(1,896)	(1,859)
	3.500	09/23/2022	11/04/2022		$(1,627)	(1,629)
	3.550	09/23/2022	11/04/2022		(127)	(127)
MEI	(4.250)	09/21/2022	10/07/2022	EUR	(231)	(226)
	(1.750)	09/21/2022	10/07/2022		(231)	(227)
	0.950	09/21/2022	10/07/2022		(355)	(349)
	2.890	07/20/2022	10/24/2022		$(626)	(630)
NOM	2.850	07/05/2022	10/06/2022		(773)	(779)
RCY	3.740	09/16/2022	01/17/2023		(1,685)	(1,688)
	4.170	09/16/2022	01/17/2023		(2,697)	(2,702)
RDR	3.330	09/26/2022	10/26/2022		(8,368)	(8,373)
	3.480	09/26/2022	10/26/2022		(411)	(411)
SCX	0.310	07/29/2022	11/03/2022	EUR	(4,889)	(4,794)
	0.360	08/08/2022	11/07/2022		(324)	(318)
	2.430	09/06/2022	10/07/2022		$(4,621)	(4,630)
	3.540	09/26/2022	10/28/2022		(1,288)	(1,289)
SOG	2.580	07/05/2022	10/06/2022		(100)	(101)
	2.680	07/13/2022	10/06/2022		(616)	(620)
	2.710	07/06/2022	10/12/2022		(495)	(498)
	2.710	08/30/2022	10/12/2022		(1,695)	(1,699)
	2.750	07/08/2022	10/14/2022		(1,709)	(1,720)
	2.980	07/25/2022	10/25/2022		(1,707)	(1,717)
	3.140	08/03/2022	11/02/2022		(615)	(618)
	3.240	09/23/2022	TBD(3)		(429)	(429)
	3.250	09/14/2022	11/14/2022		(274)	(274)
	3.250	09/23/2022	TBD(3)		(1,459)	(1,460)
	3.320	09/23/2022	TBD(3)		(224)	(224)
	4.360	09/30/2022	01/30/2023		(1,344)	(1,344)
TDM	3.220	09/23/2022	TBD(3)		(1,184)	(1,185)
	3.240	09/23/2022	TBD(3)		(2,243)	(2,245)
	3.240	09/26/2022	TBD(3)		(2,480)	(2,482)
	3.390	09/23/2022	TBD(3)		(144)	(144)
UBS	3.200	07/25/2022	10/25/2022		(1,648)	(1,658)
	3.220	08/05/2022	11/07/2022		(2,025)	(2,035)
	3.220	09/30/2022	11/07/2022		(575)	(575)
	4.220	09/19/2022	01/19/2023		(1,099)	(1,101)

Total Reverse Repurchase Agreements						$(139,501)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.3)%
Uniform Mortgage-Backed Security, TBA		2.000%	10/01/2037	$300	$(279)	$(265)
Uniform Mortgage-Backed Security, TBA		2.000	11/01/2052	1,950	(1,615)	(1,579)
Uniform Mortgage-Backed Security, TBA		2.500	11/01/2052	600	(516)	(502)
Uniform Mortgage-Backed Security, TBA		3.500	10/01/2052	9,050	(8,533)	(8,147)
Uniform Mortgage-Backed Security, TBA		4.500	10/01/2052	100	(100)	(95)

Total Short Sales (5.3)%					$(11,043)	$(10,588)

(l)					Securities with an aggregate market value of $156,437 and cash of $7,056 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(152,839) at a weighted average interest rate of 1.959%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10	$(2,394)	$39	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	4	(963)	15	0	0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,206)	17	1	0
3-Month SOFR Active Contract June Futures	09/2024	6	(1,441)	23	1	0
3-Month SOFR Active Contract June Futures	09/2025	4	(964)	14	1	0
3-Month SOFR Active Contract March Futures	06/2024	7	(1,679)	27	1	0
3-Month SOFR Active Contract March Futures	06/2025	4	(964)	14	1	0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	14	1	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,443)	22	1	0
3-Month SOFR Active Contract September Futures	12/2025	4	(964)	14	1	0

Total Futures Contracts	$199	$9	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2024	1.588%	$600	$(10)	$3	$(7)	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2025	1.736	400	(6)	(1)	(7)	0	0
Boeing Co.	1.000	Quarterly	12/20/2025	1.838	200	(3)	(2)	(5)	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	2,300	(42)	(26)	(68)	2	0
Boeing Co.	1.000	Quarterly	06/20/2027	2.052	800	(39)	5	(34)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	EUR	300	(26)	(8)	(34)	0	0

$(126)	$(29)	$(155)	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 38 5-Year Index	1.000%	Quarterly	12/20/2027	$4,100	$(145)	$(1)	$(146)	$13	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	6,100	$725	$2,695	$3,420	$0	$(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$28,200	(1,308)	(1,235)	(2,543)	0	(95)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	8,800	(1)	131	130	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	4,400	0	67	67	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	700	0	19	19	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	11,200	(763)	(631)	(1,394)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	2,810	(113)	(341)	(454)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	490	(53)	(3)	(56)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	72,900	(5,212)	(3,191)	(8,403)	0	(259)
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	13,700	(1,410)	23	(1,387)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	112,370	8,956	12,457	21,413	435	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		880	(39)	(91)	(130)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	4,961	6,941	159	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(728)	(834)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	599	1,727	86	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027	BRL	40,300	0	(65)	(65)	0	(26)
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		39,700	0	93	93	26	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(744)	(120)	0	(3)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		1,300	(183)	215	32	24	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$101,000	49	748	797	28	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		3,400	(76)	152	76	1	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		85,300	(4)	4,006	4,002	50	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	1,831	590	27	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	781	827	20	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	69	468	16	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,200	0	361	361	9	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		2,130	0	240	240	6	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		3,500	0	382	382	10	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		1,000	0	110	110	3	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		3,400	(12)	(331)	(343)	0	(10)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		3,800	0	523	523	14	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		11,363	0	1,595	1,595	42	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		7,141	126	(1,084)	(958)	0	(27)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		2,365	0	333	333	8	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		8,600	(33)	(1,079)	(1,112)	0	(31)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		44,200	3,508	(5,748)	(2,240)	0	(179)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		4,500	(68)	(609)	(677)	0	(18)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		4,805	28	942	970	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		12,200	(187)	2,128	1,941	48	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		4,400	(32)	1,143	1,111	48	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,100	(9)	1,230	1,221	44	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,400	(5)	390	385	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,700	576	1,627	2,203	61	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		3,500	0	1,230	1,230	34	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		2,100	0	(660)	(660)	0	(21)
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	686	688	0	(27)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,048	1,351	44	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	59,400	7	(82)	(75)	0	(1)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		39,200	(1)	(48)	(49)	0	(1)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		99,300	0	49	49	0	0

							$7,601	$26,194	$33,795	$1,309	$(800)

Total Swap Agreements							$7,330	$26,164	$33,494	$1,326	$(800)

Cash of $10,195 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		GBP	214		$251		$12		$0
		10/2022		HUF	102,397		244		7		0
		10/2022		PEN	191		50		2		0
		10/2022			$112		EUR	112	0		(2)
		10/2022			48		PEN	191	0		0
		12/2022			2,459		9,657		0		(54)
		02/2023		PEN	669		$170		4		0
BPS		10/2022		BRL	7,165		1,379		51		0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

10/2022	CAD	299	227	10	0
10/2022	EUR	455	455	9	0
10/2022	GBP	8,754	10,193	418	0
10/2022	$1,325	BRL	7,165	3	0
10/2022	862	GBP	782	21	(10)
10/2022	3	HUF	1,190	0	0
11/2022	GBP	7,666	$8,563	0	(2)
11/2022	ZAR	961	60	7	0
BRC	11/2022	697	43	5	0
CBK	10/2022	BRL	11,639	2,195	40	(3)
10/2022	EUR	354	360	13	0
10/2022	PEN	1,842	473	11	0
10/2022	$2,231	BRL	11,639	0	(73)
10/2022	475	PEN	1,842	0	(13)
11/2022	BRL	7,165	$1,371	53	0
11/2022	$110	PEN	435	0	(1)
12/2022	PEN	1,832	$470	14	0
12/2022	$886	PEN	3,716	39	0
01/2023	853	BRL	4,474	0	(40)
03/2023	PEN	562	$145	6	0
04/2023	$209	PEN	825	0	(6)
DUB	10/2022	CZK	12,986	$524	7	0
10/2022	MXN	2,567	123	0	(4)
GLM	10/2022	CZK	7,193	289	2	0
10/2022	PEN	227	59	2	0
10/2022	$1,070	EUR	1,070	0	(21)
10/2022	57	PEN	227	0	0
12/2022	PEN	11,415	$2,867	24	0
05/2023	ZAR	295	18	2	0
JPM	10/2022	HUF	351,290	838	27	0
10/2022	$112	EUR	116	2	0
MBC	10/2022	PEN	176	$46	1	0
10/2022	$1,108	EUR	1,111	5	(24)
10/2022	748	GBP	673	17	(13)
10/2022	44	PEN	176	0	0
MYI	10/2022	EUR	370	$371	8	0
10/2022	$806	CZK	20,175	0	(3)
10/2022	17,071	EUR	17,694	270	0
11/2022	EUR	17,694	$17,106	0	(269)
11/2022	$591	EUR	607	5	0
RBC	12/2022	MXN	740	$36	0	0
SCX	11/2022	PEN	140	34	0	(1)
SOG	10/2022	EUR	18,713	18,832	492	0
TOR	10/2022	$139	CAD	189	0	(2)
11/2022	CAD	189	$139	2	0
UAG	10/2022	GBP	153	178	7	0
10/2022	$1,114	HUF	460,331	0	(51)
11/2022	GBP	463	$502	0	(15)
11/2022	$104	ZAR	1,794	0	(5)
11/2022	ZAR	325	$20	2	0

Total Forward Foreign Currency Contracts	$1,600	$(612)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.622%	$500	$70	$8	$78	$0

Total Swap Agreements	$70	$8	$78	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,796	$4,588	$36,384
Corporate Bonds & Notes
Banking & Finance	0	25,715	2,822	28,537
Industrials	0	60,165	3,309	63,474
Utilities	0	11,774	0	11,774
Convertible Bonds & Notes
Banking & Finance	0	161	0	161
Municipal Bonds & Notes
California	0	1,748	0	1,748
Illinois	0	65	0	65
Puerto Rico	0	627	0	627
West Virginia	0	1,909	0	1,909
U.S. Government Agencies	0	112,798	0	112,798
Non-Agency Mortgage-Backed Securities	0	56,400	0	56,400
Asset-Backed Securities	0	12,131	7,952	20,083
Sovereign Issues	0	6,495	0	6,495
Common Stocks
Communication Services	899	0	349	1,248
Energy	564	0	16	580
Financials	0	0	2,763	2,763
Industrials	0	0	6,652	6,652
Rights
Financials	0	0	45	45
Warrants
Financials	0	0	54	54
Information Technology	0	0	445	445
Preferred Securities
Banking & Finance	0	11,160	0	11,160
Industrials	0	131	0	131
Real Estate Investment Trusts
Real Estate	1,560	0	0	1,560
Short-Term Instruments
Repurchase Agreements	0	11,300	0	11,300
Argentina Treasury Bills	0	70	0	70
U.S. Treasury Bills	0	3,429	0	3,429

Total Investments	$3,023	$347,874	$28,995	$379,892

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,588)	$0	$(10,588)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,335	0	1,335
Over the counter	0	1,678	0	1,678

$0	$3,013	$0	$3,013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(800)	0	(800)
Over the counter	0	(612)	0	(612)

$0	$(1,412)	$0	$(1,412)

Total Financial Derivative Instruments	$0	$1,601	$0	$1,601

Totals	$3,023	$338,887	$28,995	$370,905

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)

Investments in Securities, at Value
Loan Participations and Assignments	$12,340	$2,159	$(10)	$7	$0	$(48)	$29	$(9,889)	$4,588	$159
Corporate Bonds & Notes
Banking & Finance	2,899	0	0	0	0	(77)	0	0	2,822	(76)
Industrials	14,118	0	(72)	14	0	(1,068)	0	(9,683)	3,309	(653)
Asset-Backed Securities	8,827	0	0	0	0	(875)	0	0	7,952	(875)
Common Stocks
Communication Services	376	0	0	0	0	(27)	0	0	349	(27)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Energy	6	0	0	0	0	10	0	0	16	10
Financials	2,763	0	0	0	0	0	0	0	2,763	0
Industrials	6,400	0	0	0	0	252	0	0	6,652	252
Materials	92	0	(101)	0	101	(92)	0	0	0	0
Rights
Financials	50	0	0	0	0	(5)	0	0	45	(5)
Warrants
Financials	54	0	0	0	0	0	0	0	54	0
Information Technology	598	0	0	0	0	(153)	0	0	445	(153)

Totals	$48,523	$2,159	$(183)	$21	$101	$(2,083)	$29	$(19,572)	$28,995	$(1,368)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,780	Discounted Cash Flow			Discount Rate			13.500	—
		2,235	Indicative Market Quotation			Price			95.000	—
		573	Third Party Vendor			Broker Quote			54.375-91.000	56.130
Corporate Bonds & Notes
Banking & Finance		2,822	Discounted Cash Flow			Discount Rate			7.430	—
Industrials		3,309	Other Valuation Techniques(2)			-			-	—
Asset-Backed Securities		7,952	Discounted Cash Flow			Discount Rate			9.750 - 15.000	—
Common Stocks
Communication Services		349	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Energy		16	Market Comparable Valuation			EBITDA Multiple		X	4.800	—
Financials		2,763	Indicative Market Quotation			Price			$28.000	—
Industrials		705	Discounted Cash Flow			Discount Rate			13.547	—
		5,947	Discounted Cash Flow/ Comp Multiple			Ltm Revenue/Ltm EBITDA/Discount		X/X/%	0.460	—
Rights
Financials		45	Other Valuation Techniques(2)			-			-	—
Warrants
Financials		2	Indicative Market Quotation			Price			$2.250 - 3.750	—
		52	Other Valuation Techniques(2)			-			-	—
Information Technology		445	Market Comparable Valuation			EBITDA Multiple		X	3.800	—

Total		$28,995

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BOM	Bank of Montreal	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MEI	Merrill Lynch International	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce World Markets	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	ZAR	South African Rand
CZK	Czech Koruna	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR006M	6 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	TSFR6M	Term SOFR 6-Month
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization